RELATED PARTY TRANSACTIONS AND BALANCES (Tables)	12 Months Ended
Dec. 31, 2022
RELATED PARTY TRANSACTIONS AND BALANCES
Schedule of related party balances

Outstanding amounts due from/to related parties as of December 31, 2021 and 2022 were as follows (RMB in thousands):

	2021	2022
	December 31	December 31
	RMB	RMB
Accounts receivable from related parties:
Accounts receivable from JinkoPower for sales of solar modules and others	29,417	139,713

Notes receivables from a related party:
Notes receivables from JinkoPower	—	282,824

Advances to a related party:
Advance to Xinte Silicon for inventory purchase	—	56,860

Prepayment and other receivables from related parties:
Prepayments to JinkoPower for outsourcing services	11,990	5,664
Other receivables due from JinkoPower for disposal of solar power projects	—	12,953
Other receivables due from Sweihan PV Power Company P.S.J.C (“Sweihan PV”, which develops and operates solar power projects in Dubai) for technical services	—	1,075
Other receivables from JinkoPower for miscellaneous transactions	5,358	3,413
Subtotal	17,348	23,105

Other assets from related parties:
Long-term receivables due from JinkoPower for disposal of solar power projects	—	14,603
Guarantee receivables due from JinkoPower	3,292	—
Long-term receivables due from Sweihan PV	—	37,760
Subtotal	3,292	52,363

Accounts payable due to a related party:
Accounts payable due to Jinko-Tiansheng	15,863	—

Advances from a related party
Advances from JinkoPower	—	3,829

Notes payables due to a related party
Notes payables due to Xinte Silicon for inventory purchase	—	419,500

Other payables due to a related party:
Other payables due to JinkoPower for payments on behalf of the Company	2,230	5,964
(1)	Balances due to related parties are interest-free, not collateralized, and have no definitive repayment terms.
(2)	On March 30, 2021, the Company signed an agreement to offset the debts and receivables between the Group and JinkoPower with the aggregate amount of RMB71 million.

Schedule of transactions with related parties

Transactions related parties for the year ended December 31, 2020, 2021 and 2022 were as follows (RMB in thousands):

	For the years ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Revenue from sales of products and providing services to related parties
Revenue from sales of products to Sweihan PV	51,202	—	—
Income of financing guarantees	14,688	6,364	—
Revenue from sales of products to JinkoPower	5,072	27,099	325,175
Income of project management provided to Sweihan PV	3,721	660	2,979
Rental services provided to JinkoPower	2,177	4,004	5,041

Service expenses and silicon procurement provided by related parties
Processing fee of OEM service charged by Jiangsu Jinko-Tiansheng	27,485	5,310	—
Solar project management service provided by JinkoPower	9,443	8,753	7,133
Rental services provided by Jiangxi Desun	1,100	—	—
Electricity fee charged by JinkoPower	3,088	7,725	27,465
Other fees charged by JinkoPower	—	16	—
Silicon procurement from Xinte Silicon (Note 12)	—	—	824,785